Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Securities available for sale, amortized cost	$ 423,451	$ 411,228	$ 305,283
Securities held to maturity, estimated fair value	218,064	213,472	202,328
Loans receivable, unamortized yield adjustments	(1,439)	(1,397)	(847)
Mortgage-backed securities available for sale, amortized cost	387,508	432,802	782,866
Mortgage-backed securities held to maturity, fair value disclosure	325,709	293,781	96,447
Preferred stock, par value	$ 0.10	$ 0.10	$ 0.10
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.10	$ 0.10	$ 0.10
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	73,781,587	73,781,587	72,737,500
Common stock, shares outstanding	67,375,247	67,267,865	66,500,740
Employee Stock Ownership Plan (ESOP), Number of Suspense Shares	315,195	387,924	533,400
Treasury stock, shares	6,406,340	6,513,722	6,236,760
Other Investment Securities
Securities held to maturity, estimated fair value	$ 218,064	$ 213,472	$ 202,328